S000065838 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	78 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex-US Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.85%	9.47%	9.55%
Northern Trust Developed Markets ex-US Quality Low Volatility Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.45%	6.98%	6.91%
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		23.56%	6.87%	6.74%
Performance Inception Date				Jul. 15, 2019
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.59%	6.24%	6.15%
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.40%	5.38%	5.31%

[1]	Reflects no deduction for fees, expenses or taxes.